Shareholder Report, Holdings (Details)	Jul. 31, 2026
Kansas Municipal Fund | Class A [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.42%	[1]
Kansas Municipal Fund | Class A [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	76.47%	[1]
Kansas Municipal Fund | Class A [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.67%	[1]
Kansas Municipal Fund | Class A [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.54%	[1]
Kansas Municipal Fund | Class A [Member] | NR [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%	[1]
Kansas Municipal Fund | Class A [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.10%	[2]
Kansas Municipal Fund | Class A [Member] | Other Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%	[2]
Kansas Municipal Fund | Class A [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%	[2]
Kansas Municipal Fund | Class A [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%	[2]
Kansas Municipal Fund | Class A [Member] | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%	[2]
Kansas Municipal Fund | Class A [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[2]
Kansas Municipal Fund | Class A [Member] | Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[1]
Kansas Municipal Fund | Class A [Member] | Cash Equivalents and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[2]
Kansas Municipal Fund | Class I [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.42%	[3]
Kansas Municipal Fund | Class I [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	76.47%	[3]
Kansas Municipal Fund | Class I [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.67%	[3]
Kansas Municipal Fund | Class I [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.54%	[3]
Kansas Municipal Fund | Class I [Member] | NR [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%	[3]
Kansas Municipal Fund | Class I [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.10%	[4]
Kansas Municipal Fund | Class I [Member] | Other Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%	[4]
Kansas Municipal Fund | Class I [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%	[4]
Kansas Municipal Fund | Class I [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%	[4]
Kansas Municipal Fund | Class I [Member] | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%	[4]
Kansas Municipal Fund | Class I [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[4]
Kansas Municipal Fund | Class I [Member] | Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[4]
Kansas Municipal Fund | Class I [Member] | Cash Equivalents and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[4]
Nebraska Municipal Fund | Class A [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.51%	[5]
Nebraska Municipal Fund | Class A [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.72%	[5]
Nebraska Municipal Fund | Class A [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.74%	[5]
Nebraska Municipal Fund | Class A [Member] | NR [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.03%	[5]
Nebraska Municipal Fund | Class A [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.10%	[6]
Nebraska Municipal Fund | Class A [Member] | Other Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%	[6]
Nebraska Municipal Fund | Class A [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%	[6]
Nebraska Municipal Fund | Class A [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%	[6]
Nebraska Municipal Fund | Class A [Member] | Cash Equivalents and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[6]
Nebraska Municipal Fund | Class A [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%	[6]
Nebraska Municipal Fund | Class I [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.51%	[7]
Nebraska Municipal Fund | Class I [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.72%	[7]
Nebraska Municipal Fund | Class I [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.74%	[7]
Nebraska Municipal Fund | Class I [Member] | NR [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.03%	[7]
Nebraska Municipal Fund | Class I [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.10%	[8]
Nebraska Municipal Fund | Class I [Member] | Other Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%	[8]
Nebraska Municipal Fund | Class I [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%	[8]
Nebraska Municipal Fund | Class I [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%	[8]
Nebraska Municipal Fund | Class I [Member] | Cash Equivalents and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[8]
Nebraska Municipal Fund | Class I [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%	[8]
Oklahoma Municipal Fund | Class A [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.11%	[9]
Oklahoma Municipal Fund | Class A [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.85%	[9]
Oklahoma Municipal Fund | Class A [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.93%	[9]
Oklahoma Municipal Fund | Class A [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.24%	[9]
Oklahoma Municipal Fund | Class A [Member] | NR [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.87%	[9]
Oklahoma Municipal Fund | Class A [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[10]
Oklahoma Municipal Fund | Class A [Member] | Other Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	71.10%	[10]
Oklahoma Municipal Fund | Class A [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%	[10]
Oklahoma Municipal Fund | Class A [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[10]
Oklahoma Municipal Fund | Class A [Member] | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[10]
Oklahoma Municipal Fund | Class A [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[10]
Oklahoma Municipal Fund | Class A [Member] | Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[10]
Oklahoma Municipal Fund | Class A [Member] | Cash Equivalents and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[10]
Oklahoma Municipal Fund | Class I [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.11%	[11]
Oklahoma Municipal Fund | Class I [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.85%	[11]
Oklahoma Municipal Fund | Class I [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.93%	[11]
Oklahoma Municipal Fund | Class I [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.24%
Oklahoma Municipal Fund | Class I [Member] | NR [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.87%	[11]
Oklahoma Municipal Fund | Class I [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[12]
Oklahoma Municipal Fund | Class I [Member] | Other Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	71.10%	[12]
Oklahoma Municipal Fund | Class I [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%	[12]
Oklahoma Municipal Fund | Class I [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[12]
Oklahoma Municipal Fund | Class I [Member] | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[12]
Oklahoma Municipal Fund | Class I [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Oklahoma Municipal Fund | Class I [Member] | Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[12]
Oklahoma Municipal Fund | Class I [Member] | Cash Equivalents and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[12]
Viking Tax-Free Fund for Montana, Class A [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	67.25%	[13]
Viking Tax-Free Fund for Montana, Class A [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.19%	[13]
Viking Tax-Free Fund for Montana, Class A [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.52%	[13]
Viking Tax-Free Fund for Montana, Class A [Member] | NR [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.04%	[13]
Viking Tax-Free Fund for Montana, Class A [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.60%	[14]
Viking Tax-Free Fund for Montana, Class A [Member] | Other Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%	[14]
Viking Tax-Free Fund for Montana, Class A [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%	[14]
Viking Tax-Free Fund for Montana, Class A [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[14]
Viking Tax-Free Fund for Montana, Class A [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%	[14]
Viking Tax-Free Fund for Montana, Class A [Member] | Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[14]
Viking Tax-Free Fund for Montana, Class A [Member] | Cash Equivalents and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[14]
Viking Tax-Free Fund for Montana, Class I [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	67.25%	[15]
Viking Tax-Free Fund for Montana, Class I [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.19%	[15]
Viking Tax-Free Fund for Montana, Class I [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.52%	[15]
Viking Tax-Free Fund for Montana, Class I [Member] | NR [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.04%	[15]
Viking Tax-Free Fund for Montana, Class I [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.60%	[16]
Viking Tax-Free Fund for Montana, Class I [Member] | Other Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%	[16]
Viking Tax-Free Fund for Montana, Class I [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%	[16]
Viking Tax-Free Fund for Montana, Class I [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[16]
Viking Tax-Free Fund for Montana, Class I [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%	[16]
Viking Tax-Free Fund for Montana, Class I [Member] | Cash Equivalents and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[16]
Viking Tax-Free Fund for Montana, Class I [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[16]
Viking Tax-Free Fund for North Dakota, Class A [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.78%
Viking Tax-Free Fund for North Dakota, Class A [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.87%
Viking Tax-Free Fund for North Dakota, Class A [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.97%
Viking Tax-Free Fund for North Dakota, Class A [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.78%
Viking Tax-Free Fund for North Dakota, Class A [Member] | NR [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.79%
Viking Tax-Free Fund for North Dakota, Class A [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.81%
Viking Tax-Free Fund for North Dakota, Class A [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.90%
Viking Tax-Free Fund for North Dakota, Class A [Member] | Other Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Viking Tax-Free Fund for North Dakota, Class A [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Viking Tax-Free Fund for North Dakota, Class A [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Viking Tax-Free Fund for North Dakota, Class A [Member] | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Viking Tax-Free Fund for North Dakota, Class A [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Viking Tax-Free Fund for North Dakota, Class A [Member] | Cash Equivalents and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Viking Tax-Free Fund for North Dakota, Class A [Member] | Pre-Refunded [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Viking Tax-Free Fund for North Dakota, Class I [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.78%
Viking Tax-Free Fund for North Dakota, Class I [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.87%
Viking Tax-Free Fund for North Dakota, Class I [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.97%
Viking Tax-Free Fund for North Dakota, Class I [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.78%
Viking Tax-Free Fund for North Dakota, Class I [Member] | NR [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.79%
Viking Tax-Free Fund for North Dakota, Class I [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.81%
Viking Tax-Free Fund for North Dakota, Class I [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.90%
Viking Tax-Free Fund for North Dakota, Class I [Member] | Other Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Viking Tax-Free Fund for North Dakota, Class I [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Viking Tax-Free Fund for North Dakota, Class I [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Viking Tax-Free Fund for North Dakota, Class I [Member] | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Viking Tax-Free Fund for North Dakota, Class I [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Viking Tax-Free Fund for North Dakota, Class I [Member] | Cash Equivalents and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Viking Tax-Free Fund for North Dakota, Class I [Member] | Pre-Refunded [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%

[1]	The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.
[2]	All portfolio holdings are issued securities from the state of Kansas.
[3]	The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.
[4]	All portfolio holdings are issued securities from the state of Kansas.
[5]	The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.
[6]	All portfolio holdings are issued securities from the state of Nebraska.
[7]	The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.
[8]	All portfolio holdings are issued securities from the state of Nebraska.
[9]	The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.
[10]	All portfolio holdings are issued securities from the state of Oklahoma.
[11]	The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.
[12]	All portfolio holdings are issued securities from the state of Oklahoma.
[13]	The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.
[14]	All portfolio holdings are issued securities from the state of Montana.
[15]	The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.
[16]	All portfolio holdings are issued securities from the state of Montana.